Securities - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Disclosure of financial assets [line items]
Fair value of equity securities designated at FVOCI that were disposed	$ 20	$ 35
Realized Cumulative after-tax gains resulting from disposition of equity securities designated at FVOCI and return on capital distributions from limited partnerships designated at FVOCI	18	38
Dividend income recognized on equity securities	9	5
Dividend income recognized on equity securities designated at FVOCI that were disposed	0	0
Expected credit losses	$ 2,044	1,741
BARBADOS | Long term [member] | Financial instruments purchased or originated credit-impaired [member]
Disclosure of financial assets [line items]
Debt securities, par value		522
Securities estimated fair value		375
BARBADOS | Derecognised debt securities measured at FVOCI [member]
Disclosure of financial assets [line items]
Debt securities, par value		467
Expected credit losses		99
BARBADOS | Derecognised loans measured at amortized cost [member]
Disclosure of financial assets [line items]
Debt securities, par value		116
Expected credit losses		48
Stage 1 [member] | BARBADOS
Disclosure of financial assets [line items]
Expected credit losses		1
Stage 1 [member] | BARBADOS | Short term securities [member]
Disclosure of financial assets [line items]
Debt securities, par value		$ 61